Share capital and reserves (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Administrative expenses	$ (5,431,000)	$ (4,694,000)
share-based payment costs related to stock options [Member]
Statement Line Items [Line Items]
Administrative expenses	$ 214	$ 318